TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of valuation allowances
Balance at beginning of year	¥ 712	¥ 922	¥ 1,513
Changes in current year	164	(210)	(591)
Balance at end of year	876	712	¥ 922
Unrecognized tax benefit and accrual	0	¥ 0
Other then China and Japan
Movement of valuation allowances
Net operating tax loss carry forwards	4,600
China and Japan
Movement of valuation allowances
Net operating tax loss carry forwards	¥ 3,300
Minimum
Movement of valuation allowances
Operating loss carry forwards expiration year	2026
Maximum
Movement of valuation allowances
Operating loss carry forwards expiration year	2030